Income Taxes And Tax Status (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax Credit Carryforward [Line Items]
Foreign income tax expense
Current tax provision or benefit	$ 0	$ 0
Corporate tax rate	21.00%	21.00%
Operating loss carryforwards	$ 313,200,000
Operating loss carryforwards subject to expiration	276,600,000
Unrecognized tax benefits	653,000	$ 927,000	$ 927,000
Accrued interest or penalties	0	0
Income tax-related interest income, expense or penalties	0	$ 0
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward, Amount	$ 6,000,000.0
Minimum [Member]
Tax Credit Carryforward [Line Items]
Period subject to IRS examination	2002
Maximum [Member]
Tax Credit Carryforward [Line Items]
Period subject to IRS examination	2021